Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
NET INCOME	¥ 5,278,940	¥ 3,332,071	¥ 4,190,022
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX (Note 15):
Foreign currency translation adjustments	(904)	(181,110)	(67,652)
Unrealized holding gain (loss) on securities	2,542,210	1,280,095	(275,952)
Defined benefit pension plans	33,866	204,046	(394,418)
TOTAL COMPREHENSIVE INCOME	7,854,112	4,635,102	3,452,000
LESS: COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(169,991)	(165,561)	(155,698)
COMPREHENSIVE INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC.	¥ 7,684,121	¥ 4,469,541	¥ 3,296,302